Related Parties Transactions (Details) - Schedule of amount due to related parties - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	$ 1,011,347	$ 635,893	$ 393,424
BioFirst Corporation [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	525,104	188,753	40,878
BioFirst (Australia) [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	313,606	275,901	132,443
AsiaGene [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total			24,017
YuanGene [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total			9,205
The Jiangs [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	19,789	19,789	18,750
Due to Shareholders [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	$ 152,848	$ 151,450	$ 168,131